Accounts Receivable (Tables)	6 Months Ended
Sep. 30, 2022
Receivables [Abstract]
Schedule of accounts receivable
	September 30, 2022 (Unaudited)	March 31, 2022

Accounts receivable – third parties	$2,831,098	$2,780,295
Accounts receivable – related parties	1,171,966	1,315,875
Total accounts receivable, gross	4,003,064	4,096,170
Less: allowance for doubtful accounts	(679,952)	(762,992)
Accounts receivable, net	$3,323,112	$3,333,178